FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 633.3	$ 645.4
Gross contract assets	521.0	579.2
Total	$ 1,154.3	$ 1,224.6
Expected credit loss rate (in percent)	1.80%	1.70%
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (21.3)	$ (20.9)
Civil Aviation
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	384.8	347.1
Gross contract assets	163.2	177.3
Total	$ 548.0	$ 524.4
Expected credit loss rate (in percent)	3.50%	3.80%
Civil Aviation | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (19.3)	$ (19.9)
Defense and Security
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	211.8	258.2
Gross contract assets	357.8	401.9
Total	$ 569.6	$ 660.1
Expected credit loss rate (in percent)	0.40%	0.20%
Defense and Security | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (2.0)	$ (1.0)
Amounts not allocated to a segment
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	36.7	40.1
Gross contract assets	0.0	0.0
Total	$ 36.7	$ 40.1
Expected credit loss rate (in percent)	0.00%	0.00%
Amounts not allocated to a segment | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ 0.0	$ 0.0